Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information by Reportable Business Segment
Financial information by reportable segment is included in the following summary:

	2014	2013	2012	2014	2013	2012
In millions	Net sales			Segment income (loss)
Valves & Controls	$2,377.3	$2,451.7	$540.3	$345.1	$297.5	$40.7
Flow & Filtration Solutions	1,603.1	1,651.8	1,451.5	169.2	170.7	113.4
Water Quality Systems	1,356.4	1,269.3	1,108.1	242.9	220.1	174.8
Technical Solutions	1,728.1	1,663.4	1,233.9	358.2	322.4	232.2
Other	(25.9)	(36.5)	(27.0)	(93.7)	(108.4)	(77.6)
Consolidated	$7,039.0	$6,999.7	$4,306.8	$1,021.7	$902.3	$483.5

	2014	2013	2014	2013	2012
In millions	Identifiable assets (1)		Depreciation
Valves & Controls	$4,045.2	$4,198.2	$59.0	$64.0	$15.1
Flow & Filtration Solutions	2,040.0	2,311.7	23.7	23.4	22.1
Water Quality Systems	1,828.3	1,851.1	21.9	20.3	21.1
Technical Solutions	2,117.3	2,093.4	24.2	23.6	18.9
Other	624.4	1,288.9	9.9	10.0	8.0
Consolidated	$10,655.2	$11,743.3	$138.7	$141.3	$85.2

	2014	2013	2012	2014	2013	2012
In millions	Amortization			Capital expenditures
Valves & Controls	$53.4	$69.3	$21.7	$45.9	$67.2	$21.9
Flow & Filtration Solutions	26.3	31.8	30.6	24.9	32.2	27.3
Water Quality Systems	14.4	7.8	6.3	20.6	31.5	22.0
Technical Solutions	19.9	25.2	16.2	24.0	16.2	13.5
Other	—	—	0.1	14.2	22.9	9.8
Consolidated	$114.0	$134.1	$74.9	$129.6	$170.0	$94.5

(1)	All cash and cash equivalents and assets held for sale are included in “Other.”

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
The following table presents a reconciliation of consolidated segment income to consolidated operating income (loss):

In millions	2014	2013	2012
Segment income	$1,021.7	$902.3	$483.5
Deal related costs and expenses	—	—	(82.8)
Inventory step-up and customer backlog	—	(86.6)	(157.7)
Restructuring and other	(109.6)	(119.9)	(45.4)
Pension and other post-retirement mark-to-market gain (loss)	(49.9)	63.2	(141.7)
Trade name impairment	—	(11.0)	(60.7)
Redomicile related expenses	(10.3)	(5.4)	—
Operating income (loss)	$851.9	$742.6	$(4.8)

Geographic Information
The following tables present certain geographic information by region:

	2014	2013	2012	2014	2013
In millions	Net sales			Long-lived assets
U.S.	$3,541.1	$3,431.3	$2,624.3	$350.0	$365.4
Western Europe	1,701.0	1,795.3	909.1	340.0	393.9
Fast Growth	998.5	921.6	473.8	180.9	193.3
Other Developed	798.4	851.5	299.6	79.1	91.7
Consolidated	$7,039.0	$6,999.7	$4,306.8	$950.0	$1,044.3